FINANCIAL ASSETS AND LIABILITIES - Reconciliation of movements in contingent consideration (Details) - Contingent consideration - Level 3 - At fair value $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 40
Fair value changes recognized in the income statement	(7)
Ending balance	$ 33